                    TRAVELERS PRIMELITE ANNUITY PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
          THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PRIMELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Fundamental Value Portfolio(1)
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio
  Select Growth Portfolio
  Select High Growth Portfolio
SMITH BARNEY INVESTMENT SERIES(2)
  Growth and Income Portfolio
  Smith Barney Large Cap Core Portfolio(3)
  Smith Barney Premier Selection All Cap
     Growth Portfolio(4)
TRAVELERS SERIES FUND INC.
  MFS Total Return Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth
     Portfolio(5)
TRAVELERS SERIES FUND INC. (CONT.)
  Smith Barney Large Cap Value Portfolio
  Smith Barney Large Capitalization Growth
     Portfolio
  Smith Barney Mid Cap Core Portfolio
  Smith Barney Money Market Portfolio
THE TRAVELERS SERIES TRUST
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Social Awareness Stock Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio Class II Shares
  Emerging Growth Portfolio Class II Shares
  Growth and Income Portfolio Class II Shares
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities
     Portfolio

---------------
(1) Formerly the Total Return Portfolio
(2) Formerly the Concert Investment Series
(3) Formerly the Select Growth Portfolio
(4) Formerly the Select Mid Cap Portfolio
(5) Formerly the Smith Barney International Equity Portfolio
The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, PrimeElite Travelers Service Center, One Tower Square, Hartford, Connecticut 06183, call (888) 556-5412 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                        SUPPLEMENTED SEPTEMBER 24, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      9
The Annuity Contract..................      9
  Contract Owner Inquiries............      9
  Purchase Payments...................      9
  Accumulation Units..................      9
  The Variable Funding Options........     10
  +Anticipated Changes to Variable
     Funding Options..................     12
Fixed Account.........................     12
Charges and Deductions................     13
  General.............................     13
  Withdrawal Charge...................     13
  Free Withdrawal Allowance...........     14
  Administrative Charges..............     15
  Mortality and Expense Risk Charge...     15
  Variable Funding Option Expenses....     15
  Premium Tax.........................     15
  Changes in Taxes Based Upon Premium
     or Value.........................     15
Transfers.............................     15
  Dollar Cost Averaging...............     16
Access to Your Money..................     17
  Systematic Withdrawals..............     17
  Loans...............................     17
Ownership Provisions..................     17
  Types of Ownership..................     17
Contract Owner........................     17
  Beneficiary.........................     18
  Annuitant...........................     18
Death Benefit.........................     18
  Death Proceeds Before the Maturity
     Date.............................     19
  Step-Up Value.......................     19
  Payment of Proceeds.................     20
  Death Proceeds After the Maturity
     Date.............................     21
The Annuity Period....................     21
  Maturity Date.......................     21
  Allocation of Annuity...............     22
  Variable Annuity....................     22
  Fixed Annuity.......................     23
Payment Options.......................     23
  Election of Options.................     23
  Annuity Options.....................     23
  Income Options......................     24
Miscellaneous Contract Provisions.....     24
  Right to Return.....................     24
  Termination.........................     25
  Required Reports....................     25
  Suspension of Payments..............     25
The Separate Accounts.................     25
  Performance Information.............     26
Federal Tax Considerations............     26
  General Taxation of Annuities.......     27
  Types of Contracts: Qualified or
     Nonqualified.....................     27
  Nonqualified Annuity Contracts......     27
  Qualified Annuity Contracts.........     28
  Penalty Tax for Premature
     Distributions....................     28
  Diversification Requirements for
     Variable Annuities...............     28
  Ownership of the Investments........     28
  Mandatory Distributions for
     Qualified Plans..................     28
  Taxation of Death Benefit
     Proceeds.........................     29
Other Information.....................     29
  The Insurance Companies.............     29
  Financial Statements................     29
  Distribution of Variable Annuity
     Contracts........................     29
  Conformity with State and Federal
     Laws.............................     29
  Voting Rights.......................     30
  Legal Proceedings and Opinions......     30
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  PF..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity: Separate Account PF
  II..................................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Waiver of Withdrawal
  Charge for Nursing Home
  Confinement.........................    D-1
Appendix E: Contents of the Statement
  of Additional Information...........    E-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................      9
Accumulation Period...................      9
Annuitant.............................     18
Annuity Payments......................     21
Annuity Unit..........................     10
Cash Surrender Value..................     16
Contingent Annuitant..................     18
Contract Date.........................      9
Contract Owner (You, Your)............     17
Contract Value........................      9
Contract Year.........................      9
Death Report Date.....................     18
Fixed Account.........................     12
Funding Option(s).....................     10
Joint Owner...........................     17
Maturity Date.........................     21
Purchase Payment......................      9
Underlying Fund.......................     10
Written Request.......................      9

                                    SUMMARY:
                          TRAVELERS PRIMELITE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities ("Separate Account PF"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                                          New York
British Virgin Islands                           North Carolina
Guam                                             Puerto Rico
Kansas                                           Tennessee
Maine                                            U.S. Virgin Islands
New Hampshire                                    Wyoming
New Jersey

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual administrative charge of $30. Each underlying fund also charges for management and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 8%, decreasing to 0% in years nine and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                    0-1                                   8%
                     2                                    7%
                     3                                    6%
                     4                                    5%
                     5                                    4%
                     6                                    3%
                     7                                    2%
                     8                                    1%
                 9 or more                                0%


ANNUAL SEPARATE ACCOUNT CHARGES:
  (as a percentage of the average daily net assets of the
  Separate Account)
      Mortality & Expense Risk Charge.......................  1.25%
      Administrative Expense Charge.........................  0.15%
                                                              -----
          Total Separate Account Charges....................  1.40%

OTHER ANNUAL CHARGES
  ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................   $30

VARIABLE FUNDING OPTION EXPENSES:
  (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                              MANAGEMENT FEE                 OTHER EXPENSES      EXPENSES
                                              (AFTER EXPENSE                 (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                              REIMBURSEMENT)   12b-1 FEES    REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Appreciation Portfolio..................       0.75%                          0.03%            0.78%(1)
    Fundamental Value Portfolio.............       0.75%                          0.04%            0.79%(1)
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio...............       0.35%                          0.71%            1.06%(2)
    Select Growth Portfolio.................       0.35%                          0.77%            1.12%(2)
    Select High Growth Portfolio............       0.35%                          0.79%            1.14%(2)
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio.............       0.75%                          0.20%            0.95%(3)
    Smith Barney Large Cap Core Portfolio...       0.75%                          0.20%            0.95%(3)
    Smith Barney Premier Selection All Cap
      Growth Portfolio......................       0.75%                          0.20%            0.95%(3)
    Select Government Portfolio+............       0.60%                          0.20%            0.80%(3)
THE TRAVELERS SERIES TRUST
    MFS Mid Cap Growth Portfolio............       0.86%                          0.04%            0.90%
    MFS Research Portfolio..................       0.86%                          0.06%            0.92%
    Social Awareness Stock Portfolio........       0.71%                          0.04%            0.75%

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                              MANAGEMENT FEE                 OTHER EXPENSES      EXPENSES
                                              (AFTER EXPENSE                 (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                              REIMBURSEMENT)   12b-1 FEES    REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    MFS Total Return Portfolio..............       0.80%                          0.04%            0.84%(4)
    Smith Barney Aggressive Growth
      Portfolio.............................       0.80%                          0.19%            0.99%(4)
    Smith Barney High Income Portfolio......       0.60%                          0.06%            0.66%(4)
    Smith Barney International All Cap
      Growth Portfolio......................       0.90%                          0.08%            0.98%(4)
    Smith Barney Large Capitalization Growth
      Portfolio.............................       0.75%                          0.02%            0.77%(4)
    Smith Barney Large Cap Value
      Portfolio.............................       0.65%                          0.01%            0.66%(4)
    Smith Barney Mid Cap Core Portfolio.....       0.75%                          0.20%            0.95%(4)
    Smith Barney Money Market Portfolio.....       0.50%                          0.03%            0.53%(4)
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares*.....       0.00%          0.25%           0.95%            1.20%(5)
    Emerging Growth Portfolio Class II
      Shares*...............................       0.70%          0.25%           0.05%            1.00%
    Growth and Income Portfolio Class II
      Shares*...............................       0.55%          0.25%           0.20%            1.00%(6)
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio...............       0.75%                          0.15%            0.90%(7)

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, other service provider).

 + Not available to new contract owners as of May 1, 2001.

(1) The Management Fee includes 0.20% for fund administration.

(2) Each Portfolio of the SMITH BARNEY ALLOCATION SERIES INC. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/00 (the fiscal year end of the Portfolios).

(3) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO, the SMITH BARNEY LARGE CAP CORE PORTFOLIO, the GROWTH AND INCOME PORTFOLIO, and the SELECT GOVERNMENT PORTFOLIO would have been 2.14%, 1.55%, 2.05% and 2.06%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%, 0.95%, 0.95%, and 0.80%, respectively.

(4) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(5) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the COMSTOCK PORTFOLIO CLASS II SHARES would have been 2.38%.

(6) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the GROWTH AND INCOME PORTFOLIO CLASS II would have been 1.03%.

(7) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.060% of the Separate Account contract value.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above.

-------------------------------------------------------------------------------------------------------------------------
                                                                                      IF CONTRACT IS NOT SURRENDERED OR
                                              IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                    END OF PERIOD SHOWN:                          SHOWN**:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Appreciation Portfolio................   103       130       160       257        23       70        120       257
    Fundamental Value Portfolio...........   103       130       160       258        23       70        120       258
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio.............   106       138       174       286        26       78        134       286
    Select Growth Portfolio...............   106       140       177       291        26       80        137       291
    Select High Growth Portfolio..........   106       141       178       293        26       81        138       293
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio...........   104       135       169       275        24       75        129       275
    Smith Barney Large Cap Core
      Portfolio...........................   104       135       169       275        24       75        129       275
    Smith Barney Premier Selection All Cap
      Growth Portfolio....................   104       135       169       275        24       75        129       275
    Select Government Portfolio+..........   103       131       161       260        23       71        121       260
THE TRAVELERS SERIES TRUST
    MFS Mid Cap Growth Portfolio..........   104       134       166       270        24       74        126       270
    MFS Research Portfolio................   104       134       167       272        24       74        127       272
    Social Awareness Stock Portfolio......   102       129       158       254        22       69        118       254
TRAVELERS SERIES FUND INC.
    MFS Total Return Portfolio............   103       132       163       264        23       72        123       264
    Smith Barney Aggressive Growth
      Portfolio...........................   105       136       171       279        25       76        131       279
    Smith Barney High Income Portfolio....   102       126       154       245        22       66        114       245
    International All Cap Growth
      Portfolio...........................   105       136       170       278        25       76        130       278
    Smith Barney Large Capitalization
      Growth Portfolio....................   103       130       159       256        23       70        119       256
    Smith Barney Large Cap Value
      Portfolio...........................   102       126       154       245        22       66        114       245
    Smith Barney Mid Cap Core Portfolio...   104       135       169       275        24       75        129       275
    Smith Barney Money Market Portfolio...   100       122       147       232        20       62        107       232
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares....   107       143       181       299        27       83        141       299
    Emerging Growth Portfolio Class II
      Shares..............................   105       137       171       280        25       77        131       280
    Growth and Income Portfolio Class II
      Shares..............................   105       137       171       280        25       77        131       280
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio.............   104       134       166       270        24       74        126       270

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers PrimElite Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your Primerica Financial Services representative or call (888) 556-5412 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTION                          INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by          Smith Barney Fund Management
                                 investing primarily in equity securities.           LLC ("SBFM")
    Fundamental Value Portfolio  Seeks long term capital growth with current income  SBFM as a secondary objective.
SMITH BARNEY ALLOCATION SERIES,
INC.
    Select Balanced Portfolio    Seeks a balance of growth of capital and income by  Travelers Investment Advisers
                                 investing in a select group of mutual funds.        ("TIA")
    Select Growth Portfolio      Seeks long term growth of capital by investing in   TIA
                                 a select group of mutual funds.
    Select High Growth           Seeks capital appreciation by investing in a        TIA
    Portfolio                    select group of mutual funds.
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio  Seeks both growth and income by investing princi-   SBFM
                                 pally in equity securities which provide dividend
                                 and interest income but may invest in non-income
                                 producing investments for potential appreciation
                                 in value.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
SMITH BARNEY INVESTMENT SERIES
(CONT'D)
    Select Government            Seeks high current return consistent with the       SBFM
    Portfolio+                   preservation of capital by investing primarily in
                                 debt instruments issued or guaranteed by the U.S.
                                 government, its agencies or instrumentalities.
    Smith Barney Large Cap Core  Seeks capital appreciation by investing primarily   SBFM
    Portfolio                    in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Smith Barney Premier         Seeks long-term growth of capital using a multi-    SBFM
    Selection All Cap Growth     manager approach investing in small, medium and
    Portfolio                    large sized companies.
TRAVELERS SERIES FUND INC.
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain              TIA
                                 above-average income (compared to a portfolio       Subadviser: Massachusetts
                                 entirely invested in equity securities) consistent  Financial Services Company with the prudent employment of capital. Generally,  ("MFS")
                                 at least 40% of the Portfolio's assets are
                                 invested in equity securities.
    Smith Barney Aggressive      Seeks capital appreciation by investing primarily   SBFM
    Growth Portfolio             in common stocks of companies that are
                                 experiencing, or have the potential to experience,
                                 growth of earnings, or that exceed the average
                                 earnings growth rate of companies whose securities
                                 are included in the S&P 500.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  SBFM
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Mid Cap Core    Seeks long-term growth of capital by investing      SBFM
    Portfolio                    primarily in equity securities of medium-sized
                                 companies with market capitalizations between $1
                                 billion and $5 billion at the time of investment.
    Smith Barney Money Market    Seeks maximum current income and preservation of    SBFM
    Portfolio                    capital.
THE TRAVELERS SERIES TRUST
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by      Travelers Asset Management
    Portfolio                    investing, under normal market conditions, at       International Company LLC
                                 least 65% of its total assets in equity securities  ("TAMIC")Subadviser: MFS of companies with medium market capitalization
                                 which the investment adviser believes have
                                 above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Social Awareness Stock       Seeks to obtain long-term capital appreciation and  SBFM
    Portfolio                    retention of net investment income.
VAN KAMPEN LIFE INVESTMENT
TRUST
    Comstock Portfolio -- Class  Seeks capital growth and income through             Van Kampen Asset Management,
    II Shares                    investments in equity securities, including common  Inc. ("VKAM")
                                 stocks and securities convertible into common and
                                 preferred stocks.
    Emerging Growth              Seeks capital appreciation by investing primarily   VKAM
    Portfolio -- Class II        in common stocks of companies Shares considered to
                                 be emerging growth companies.
    Growth and Income            Seeks long-term growth of capital and income.       VKAM
    Portfolio -- Class II
    Shares

        FUNDING OPTION                          INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to this investment objective.

+ ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

As part of an ongoing effort to consolidate the variable contract operations of The Travelers Insurance Company, The Travelers Life and Annuity Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares of the Select Government Portfolio of the Smith Barney Investment Series with shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the Select Government Portfolio and using those proceeds to purchase shares of the Smith Barney Money Market Portfolio. The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Select Government Portfolio will no longer be available as a funding option.

We anticipate that, if the SEC approval is obtained, the proposed substitution will occur sometime in the second quarter of 2002. From the date of this supplement to the date of the proposed substitution, you will be able to transfer out of the Select Government Portfolio without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Select Government Portfolio on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the Smith Barney Money Market Portfolio without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Select Government Portfolio is closed to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                8%
         2                                 7%
         3                                 6%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
         8                                 1%
     9 or more                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment to which no withdrawal charge applies, then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

        - from payments we make due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

        - if an annuity payout (based on life expectancy) has begun (after the first contract year);

        - due to a minimum distribution under our minimum distribution rules then in effect; or

        - if the annuitant is confined to an eligible Nursing Home as described in Appendix D.

NOTE: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment. If the initial purchase payment is the result of multiple transfers and/or exchanges, we will apply the 15% to the aggregate purchase payments received from outside carriers provided that:

        1) the transfer paperwork attributable to each such payment is submitted to our office with the original application, and

        2) such payments are received by our office within 120 days after the application is received.

Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in the first contract year, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds; or

        (2) after an annuity payout has begun.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

NOTE: If the owner dies before the annuitant, the death benefit is recalculated, replacing all references to "annuitant" with "owner".

DEATH PROCEEDS BEFORE THE MATURITY DATE

  ---------------------------------------------------------------------------------------------------
            AGE ON CONTRACT DATE                                  DEATH BENEFIT
  ---------------------------------------------------------------------------------------------------
    If the annuitant was younger than age    - the contract value;
    76 on the contract date, the death       - the total purchase payments made under the contract
    benefit will be the greatest of:           (less any withdrawals); or
                                             - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------
    If the annuitant was age 76 or over on   - the contract value.
    the contract date, the death benefit
    will be:
  ---------------------------------------------------------------------------------------------------

STEP-UP VALUE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 67 ON THE CONTRACT DATE. A step-up value will be established on the eighth contract date anniversary which occurs on or prior to the death report date. The step-up value will initially equal the contract value on that anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 76th birthday and before the annuitant's death, if the contract value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 76th birthday will be those related to additional purchase payments or withdrawals.

WHERE THE ANNUITANT WAS AGE 67 THROUGH 75 ON THE CONTRACT DATE. A step-up value will be established on the eighth contract date anniversary which occurs on or prior to the death report date. The step-up value will equal the contract value on that anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. The only changes made to the step-up value on or after the annuitant's eighth contract date anniversary will be those related to additional purchase payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

IF THE ANNUITANT IS AGE 76 OR OLDER ON THE CONTRACT DATE. We will pay to the beneficiary a death benefit in an amount equal to the contract value as of the death report date, reduced by any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary/         Yes
 annuitant)                      or if none, to the         surviving joint owner is the
                                 surviving joint owner.     contract owner's spouse and
                                                            the spouse elects to continue
                                                            the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to continue the contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies)      Unless the beneficiary is the   Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract.
                                                            Or, unless, there is a
                                                            contingent annuitant. Then,
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    Yes
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distributions have begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the later of the annuitants 90th birthday or 10 years after the effective date of the contract. For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.

Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. We will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the

Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   PRIMELITE

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                           PERIOD FROM
                                                                 YEAR          YEAR       JULY 9, 1998
                                                                ENDED         ENDED            TO
                       FUNDING OPTION                            2000          1999     DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------
CONCERT INVESTMENT SERIES*
    SELECT GOVERNMENT PORTFOLIO (5/00)+
    Unit Value at beginning of year.........................       1.000
    Unit Value at end of year...............................       1.105
    Number of units outstanding at end of year..............     305,703
    SELECT GROWTH AND INCOME PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................       1.000
    Unit Value at end of year...............................       0.927
    Number of units outstanding at end of year..............   3,031,797
    SELECT GROWTH PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................       1.000
    Unit Value at end of year...............................       0.892
    Number of units outstanding at end of year..............  11,573,385
    SELECT MID CAP PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................       1.000
    Unit Value at end of year...............................       1.048
    Number of units outstanding at end of year..............   3,237,291
    SELECT SMALL CAP PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................       1.000
    Unit Value at end of year...............................       0.833
    Number of units outstanding at end of year..............   1,826,980
GREENWICH STREET SERIES FUND
    APPRECIATION PORTFOLIO (7/98)
    Unit Value at beginning of period.......................       1.151         1.032          1.000
    Unit Value at end of period.............................       1.131         1.151          1.032
    Number of units outstanding at end of period............  55,280,185    39,976,850      6,001,504
SMITH BARNEY CONCERT ALLOCATION SERIES INC.*
    SELECT BALANCED PORTFOLIO (7/78)
    Unit Value at beginning of period.......................       1.071         1.010          1.000
    Unit Value at end of period.............................       1.107         1.071          1.010
    Number of units outstanding at end of period............  16,329,880    11,802,965      3,276,785
    SELECT CONSERVATIVE PORTFOLIO (8/78)++
    Unit Value at beginning of period.......................       1.033         1.006          1.000
    Unit Value at end of period.............................       1.064         1.033          1.006
    Number of units outstanding at end of period............   4,143,559     3,541,657        958,292
    SELECT GROWTH PORTFOLIO (7/78)
    Unit Value at beginning of period.......................       1.178         1.028          1.000
    Unit Value at end of period.............................       1.106         1.178          1.028
    Number of units outstanding at end of period............  21,993,066    16,449,483      4,128,790
    SELECT HIGH GROWTH PORTFOLIO (7/78)
    Unit Value at beginning of period.......................       1.260         1.007          1.000
    Unit Value at end of period.............................       1.153         1.260          1.007
    Number of units outstanding at end of period............  12,351,705     6,958,968      2,419,349
    SELECT INCOME PORTFOLIO (7/98)++
    Unit Value at beginning of period.......................       0.997         1.005          1.000
    Unit Value at end of period.............................       1.021         0.997          1.005
    Number of units outstanding at end of period............   1,772,791     1,638,501        855,703
TRAVELERS SERIES FUND INC.
    MFS TOTAL RETURN PORTFOLIO (7/78)
    Unit Value at beginning of period.......................       1.024         1.011          1.000
    Unit Value at end of period.............................       1.177         1.024          1.011
    Number of units outstanding at end of period............  13,308,964     8,380,697      1,863,613
    SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (5/00)
    Unit Value at beginning of year.........................       1.000
    Unit Value at end of year...............................       1.021
    Number of units outstanding at end of year..............  18,739,294
    SMITH BARNEY HIGH INCOME PORTFOLIO (7/78)
    Unit Value at beginning of period.......................       0.969         0.958          1.000
    Unit Value at end of period.............................       0.879         0.969          0.958
    Number of units outstanding at end of period............   6,930,394     5,067,972      1,085,592
    SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (7/98)*
    Unit Value at beginning of period.......................       1.471         0.889          1.000
    Unit Value at end of period.............................       1.105         1.471          0.889
    Number of units outstanding at end of period............  13,921,387     5,354,378      1,252,105

                                                                                           PERIOD FROM
                                                                 YEAR          YEAR       JULY 9, 1998
                                                                ENDED         ENDED            TO
                       FUNDING OPTION                            2000          1999     DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------
    SMITH BARNEY LARGE CAP VALUE PORTFOLIO (7/98)
    Unit Value at beginning of period.......................       0.959         0.972          1.000
    Unit Value at end of period.............................       1.070         0.959          0.972
    Number of units outstanding at end of period............  22,747,426    17,862,434      3,867,915
    SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
    Unit Value at beginning of period.......................       1.050         1.016          1.000
    Unit Value at end of period.............................       1.098         1.050          1.016
    Number of units outstanding at end of period............   8,885,259     8,243,538      1,796,861
TRAVELERS SERIES TRUST
    MFS MID CAP GROWTH PORTFOLIO (7/98)
    Unit Value at beginning of period.......................       1.632         1.008          1.000
    Unit Value at end of period.............................       1.760         1.632          1.008
    Number of units outstanding at end of period............  19,101,495     6,463,250      1,229,892
    MFS RESEARCH PORTFOLIO (7/98)
    Unit Value at beginning of period.......................       1.231         1.009          1.000
    Unit Value at end of period.............................       1.146         1.231          1.009
    Number of units outstanding at end of period............  17,616,134    10,815,585      3,296,438
    SOCIAL AWARENESS PORTFOLIO
    Unit Value at beginning of period.......................       1.000
    Unit Value at end of period.............................       0.984
    Number of units outstanding at end of period............   1,618,990
VAN KAMPEN LIFE INVESTMENT TRUST
    COMSTOCK PORTFOLIO CLASS II
    Unit Value at beginning of period.......................       1.000
    Unit Value at end of period.............................       1.166
    Number of units outstanding at end of period............   1,128,683
    EMERGING GROWTH PORTFOLIO CLASS II
    Unit Value at beginning of period.......................       1.000
    Unit Value at end of period.............................       0.773
    Number of units outstanding at end of period............   9,176,940
    GROWTH AND INCOME PORTFOLIO CLASS II
    Unit Value at beginning of period.......................       1.000
    Unit Value at end of period.............................       1.046
    Number of units outstanding at end of period............     888,512

 * Fund's name has changed. Refer to prospectus for new name.

 + No longer available to new contract owners.

++ Fund is closed.

The date next to each Funding Option's name represents the date that money came into the Funding Option through the Separate Account. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2000. The financial statements of separate account PF and the consolidated financial statements of Travelers Insurance Company and subsidiaries are contained in the SAI.

                                   PRIMELITE

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                           PERIOD FROM
                                                                                          JUNE 24, 1998
                                                                 YEAR         YEAR      (EFFECTIVE DATE)
                                                                 ENDED        ENDED            TO
                       FUNDING OPTION                            2000         1999      DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------
CONCERT INVESTMENT SERIES*
    SELECT GOVERNMENT PORTFOLIO (5/00)+
    Unit Value at beginning of year.........................        1.000
    Unit Value at end of year...............................        1.105
    Number of units outstanding at end of year..............    2,632,392
    SELECT GROWTH AND INCOME PORTFOLIO (5/00)
    Unit Value at beginning of year.........................        1.000
    Unit Value at end of year...............................        0.927
    Number of units outstanding at end of year..............   18,344,678
    SELECT GROWTH PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................        1.000
    Unit Value at end of year...............................        0.892
    Number of units outstanding at end of year..............   48,044,652
    SELECT MID CAP PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................        1.000
    Unit Value at end of year...............................        1.048
    Number of units outstanding at end of year..............   21,516,596
    SELECT SMALL CAP PORTFOLIO (5/00)*
    Unit Value at beginning of year.........................        1.000
    Unit Value at end of year...............................        0.833
    Number of units outstanding at end of year..............    8,291,558
GREENWICH STREET SERIES FUND
    APPRECIATION PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.151        1.032          1.000
    Unit Value at end of period.............................        1.131        1.151          1.032
    Number of units outstanding at end of period............  312,397,589  235,392,378     36,108,910
SMITH BARNEY CONCERT ALLOCATION SERIES*
    SELECT BALANCED PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.071        1.010          1.000
    Unit Value at end of period.............................        1.107        1.071          1.010
    Number of units outstanding at end of period............  116,649,147   92,958,272     37,964,992
    SELECT CONSERVATIVE PORTFOLIO (7/98)++
    Unit Value at beginning of period.......................        1.033        1.006          1.000
    Unit Value at end of period.............................        1.064        1.033          1.006
    Number of units outstanding at end of period............   29,371,876   32,731,406     14,254,579
    SELECT GROWTH PORTFOLIO (6/98)
    Unit Value at beginning of period.......................        1.178        1.028          1.000
    Unit Value at end of period.............................        1.106        1.178          1.028
    Number of units outstanding at end of period............  148,142,153  106,081,505     30,475,847
    SELECT HIGH GROWTH PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.260        1.007          1.000
    Unit Value at end of period.............................        1.153        1.260          1.007
    Number of units outstanding at end of period............   98,281,080   63,571,711     18,718,704
    SELECT INCOME PORTFOLIO (7/98)++
    Unit Value at beginning of period.......................        0.997        1.005          1.000
    Unit Value at end of period.............................        1.021        0.997          1.005
    Number of units outstanding at end of period............   13,550,404   14,503,445      6,835,035
TRAVELERS SERIES FUND INC.
    MFS TOTAL RETURN PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.024        1.011          1.000
    Unit Value at end of period.............................        1.177        1.024          1.011
    Number of units outstanding at end of period............   75,344,816   54,861,298     11,901,259
    SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO
    Unit Value at beginning of period.......................        1.000
    Unit Value at end of period.............................        1.021
    Number of units outstanding at end of period............   98,624,592
    SMITH BARNEY HIGH INCOME PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        0.969        0.958          1.000
    Unit Value at end of period.............................        0.879        0.969          0.958
    Number of units outstanding at end of period............   31,714,593   25,856,446      7,250,612
    SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (7/98)*
    Unit Value at beginning of period.......................        1.471        0.889          1.000
    Unit Value at end of period.............................        1.105        1.471          0.889
    Number of units outstanding at end of period............   68,195,410   28,191,109      8,642,970

                                                                                           PERIOD FROM
                                                                                          JUNE 24, 1998
                                                                 YEAR         YEAR      (EFFECTIVE DATE)
                                                                 ENDED        ENDED            TO
                       FUNDING OPTION                            2000         1999      DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------
    SMITH BARNEY LARGE CAP VALUE PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        0.959        0.972          1.000
    Unit Value at end of period.............................        1.070        0.959          0.972
    Number of units outstanding at end of period............  109,901,403   95,910,703     21,613,178
    SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.050        1.016          1.000
    Unit Value at end of period.............................        1.098        1.050          1.016
    Number of units outstanding at end of period............   43,727,838   56,006,628      9,365,841
TRAVELERS SERIES TRUST
    MFS MID CAP GROWTH PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.632        1.008          1.000
    Unit Value at end of period.............................        1.760        1.632          1.008
    Number of units outstanding at end of period............  102,889,578   34,997,093      5,280,045
    MFS RESEARCH PORTFOLIO (7/98)
    Unit Value at beginning of period.......................        1.231        1.009          1.000
    Unit Value at end of period.............................        1.146        1.231          1.009
    Number of units outstanding at end of period............  111,973,813   70,357,077     18,932,328
    SOCIAL AWARENESS STOCK PORTFOLIO
    Unit Value at beginning of period.......................        1.000
    Unit Value at end of period.............................        0.984
    Number of units outstanding at end of period............    8,016,692
VAN KAMPEN LIFE INVESTMENT TRUST
    COMSTOCK PORTFOLIO CLASS II SHARES
    Unit Value at beginning of period.......................        1.000
    Unit Value at end of period.............................        1.166
    Number of units outstanding at end of period............    7,549,285
    EMERGING GROWTH PORTFOLIO CLASS II SHARES
    Unit Value at beginning of period.......................        1.000
    Unit Value at end of period.............................        0.773
    Number of units outstanding at end of period............   57,423,433
    GROWTH AND INCOME PORTFOLIO CLASS II SHARES
    Unit Value at beginning of period.......................        1.000
    Unit Value at end of period.............................        1.046
    Number of units outstanding at end of period............   12,181,962

 * Fund's name has changed. Return to prospectus for new name.
 + No longer available to new contract owners.
++ Fund is closed.

The date next to each Funding Option's name represents the date that money came into the Funding Option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund PF II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
 (This waiver is not available if the Annuitant is age 71 or older on the date the Contract is issued.)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

(a) is Medicare approved as a provider of skilled nursing care services; and

(b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

(a) is licensed as a nursing care facility by the state in which it is licensed;

(b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d) provides, as a primary function, nursing care and room and board; and charges for these services;

(e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any purchase payments made on or after the Annuitant's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, PrimeElite Travelers Service Center, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12685S.

Name:_______________________________________________________________

Address:____________________________________________________________

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

L-12684                                                       September 24, 2001

                                            SEPTEMBER 24, 2001 SUPPLEMENT TO THE
                                                     TRAVELERS PRIMELITE ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001



The following sections of the prospectus are amended by adding the following language:

SUMARY

The section entitled "What types of Investment Options are available?" is deleted and replaced with the following:

      CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

      You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.



THE VARIABLE FUNDING OPTIONS

  The paragraph in the Investment Objective table currently appearing immediately after the investment objective and adviser/subadviser information for the Smith Barney Small Cap Growth Opportunities Portfolio of the Variable Annuity Portfolios is deleted. The following language is added to the end of the Investment Objective table.

         +ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

         As part of an ongoing effort to consolidate the variable contract operations of Travelers Insurance Company, Travelers Life and Annuity Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares of the Select Government Portfolio of the Smith Barney Investment Series with shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

         Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the Select Government Portfolio and using those proceeds to purchase shares of the Smith Barney Money Market Portfolio. The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Select Government Portfolio will no longer be available as a funding option.

         We anticipate that, if the SEC approval is obtained, the proposed substitution will occur sometime in the second quarter of 2002. From the date of this supplement to the date of the proposed substitution, you will be able to transfer out of the Select Government Portfolio without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

         Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Select Government Portfolio on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the Smith Barney Money Market Portfolio without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

         When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Select Government Portfolio is closed to new contract owners


  VARIABLE ANNUITY

  The last sentence of the paragraph entitled "Determination of First Annuity Payment" is deleted and replaced with the following:

          If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.














L-12684-EV                                                    September 24, 2001